SUBSEQUENT EVENTS (Details) - Oregon Energy LLC - Subsequent events	Jul. 14, 2025 USD ($) claim
SUBSEQUENT EVENTS
Unpatented mining claims, number | claim	4
Refund receivable | $	$ 2,280